Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of company’s revenues based on the nature and characteristics
	Six months ended
	June 30, 2022	June 30, 2021
Sales of products	$616,670	$1,085,539
Proof of concept and non-recurring engineering contracts	351,255	$243,986
	$967,925	$1,329,525